Share Capital, Premium and Other Reserves - Summary of Shares Authorized, Fully Paid and Allocated (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
In issue at start of period	164,321,766	207,562,080
Issued for cash		3,451,917
Conversion	(3,298,099)	(46,692,231)
In issue at December - fully paid and allocated	161,023,667	164,321,766
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
In issue at start of period	154,224,500	45,241,766
Issued for cash	582,462	62,290,503
Conversion	3,298,099	46,692,231
In issue at December - fully paid and allocated	158,105,061	154,224,500